Property and Equipment, Net (Details) - Schedule of Composition of Assets, Grouped By Major Classification - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,449	$ 2,395
Less - accumulated depreciation and amortization	(2,233)	(2,170)
Property and equipment, net	216	225
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,148	2,089
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	158	158
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	116	121
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 27	$ 27